EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2015
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Stock Option Activities
	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	options	exercise price	fair value

Options outstanding at January 1, 2013	43,054,457	$0.10	$0.08
Granted	13,320,000	$0.21	$0.06
Forfeited	(1,515,040)	$0.12	$0.08
Exercised	(8,602,960)	$0.10	$0.06

Options outstanding at December 31, 2013	46,256,457	$0.10	$0.12
Granted	9,520,000	$0.22	$0.06
Forfeited	(8,832,517)	$0.22	$0.06
Exercised	(4,052,480)	$0.11	$0.09

Options outstanding at December 31, 2014	42,891,460	$0.14	$0.12
Forfeited	(1,327,000)	$0.16	$0.05
Exercised	(8,915,040)	$0.11	$0.08

Options outstanding at December 31, 2015	32,649,420	$0.14	$0.13

Fair Value Assumptions
Option grants	2013	2014	2015

Weighted average risk-free interest rate	0.60%	0.81%	N/A
Weighted average expected option life	2.75 years	2.75 years	N/A
Weighted average volatility rate	54.36%	52.94%	N/A
Weighted average dividend yield	-	-	N/A

Weighted Average Fair Value of Options Granted
	For the years ended December 31,
	2013	2014	2015

Stock options	$0.26	$0.22	N/A

Stock Options Outstanding
	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value
Average exercise price
$0.07	4,064,337			476,544	4,064,337			476,544
$0.09	1,600,000			160,400	1,600,000			160,400
$0.10	6,925,040			640,566	6,925,040			640,566
$0.12	2,000,000			136,000	2,000,000			136,000
$0.13	2,772,520			172,364	2,772,520			172,364
$0.14	400,000			18,500	100,000			4,625
$0.15	2,112,523			77,635	2,112,523			77,635
$0.19	7,655,000			-	3,315,000			-
$0.22	5,120,000			-	1,895,000			-

Total	32,649,420	$0.14	5.94 years	1,682,009	24,784,420	$0.12	5.25 years	1,668,134

Nonvested Share Activities
	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2013	22,555,000	$0.13
Vested	(12,885,000)	$0.15

Nonvested shares outstanding at December 31, 2013	9,670,000	$0.11
Granted	3,680,000	$0.22
Forfeited	(825,000)	$0.11
Vested	(5,525,000)	$0.12

Nonvested shares outstanding at December 31, 2014	7,000,000	$0.16
Granted	2,640,000	$0.14
Vested	(5,120,000)	$0.13

Nonvested shares outstanding at December 31, 2015	4,520,000	$0.18

Schedule of weighted average per share fair value of nonvested shares granted
	For the years ended December 31,
	2013	2014	2015

Nonvested shares	N/A	$0.22	$0.14

Nonvested Shares Outstanding
	Nonvested
	share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value
Grant date
May 21, 2014	2,240,000	420,000
January 5, 2015	2,280,000	427,500

Total	4,520,000	847,500

Schedule of Unrecognized Compensation Cost
Year

2016	489,493
2017	459,433
2018	118,540

Total	1,067,466